Borrowings - Future Maturities, Interest and Other Payments Under Company's Long Term Debt (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 AUD	Dec. 31, 2012 AUD
Debt Disclosure [Abstract]
2014	$ 2,532,500
2015	1,749,167
2016	1,732,500
2017	1,732,500
2018	16,732,500
Thereafter	0
Total minimum payments	24,479,167
Less amount representing interest and other fees	(9,479,167)
Gross balance of long term debt	15,000,000
Less fair value of warrants recorded within loan	(815,655)
Plus amortization of warrants	5,363
Total carrying value	14,189,708	15,857,966
Less current portion	0	0
Total carrying value, non-current portion	$ 14,189,708	15,857,966	0